(Loss) / earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt Securities [Member]
Earnings per share [line items]
Antidilutive securities (in shares)		5,238,105	6,613,733
Restricted Stock [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	3,806,773	3,561,742	3,359,887
Convertible Debt Securities
Earnings per share [line items]
Antidilutive securities (in shares)	4,004,702